Titanium Annuity Variable Account

Financial Statements

December 31, 2021

TITANIUM ANNUITY VARIABLE ACCOUNT

OF PROTECTIVE LIFE INSURANCE COMPANY

Index	Page(s)

Report of Independent Registered Public Accounting Firm	1 - 2

Statement of Assets and Liabilities as of December 31, 2021	3 - 7

Statement of Operations for the year ended December 31, 2021	8 - 12

Statement of Changes in Net Assets for the year ended December 31, 2021	13 - 17

Statement of Changes in Net Assets for the year ended December 31, 2020	18 - 22

Notes to Financial Statements	23 - 37

Report of Independent Registered Public Accounting Firm

To the Contract Holders of Titanium Annuity Variable Account and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Titanium Annuity Variable Account (the Separate Account) of Protective Life Insurance Company as of December 31, 2021, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2021, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the years ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 26, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama
April 26, 2022

Appendix A

The statements of assets and liabilities of the subaccounts listed below which comprise Titanium Annuity Variable Account were audited as of December 31, 2021. The related statements of operations and changes in net assets were audited according to varying periods as defined in the notes below.

Alger Balanced

Alger Capital Appreciation

Alger Growth & Income

Alger LargeCap Growth

Alger MidCap Growth

Alger SmallCap Growth

BNY Mellon VIF Appreciation

BNY Mellon VIF Government Money Market

BNY Mellon VIF Quality Bond (a)

BNY Mellon Sustainable U.S. Equity

DWS CROCI U.S. VIP

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

Franklin Global Real Estate

Templeton Foreign

Templeton Global Bond

Invesco V.I. American Franchise

Invesco V.I. Core Equity

Invesco V.I. Discovery Mid Cap Growth (c) (e)

Invesco V.I. Equity and Income (d)

Invesco V.I. Government Securities

Invesco V.I. International Growth

Invesco V.I. Managed Volatility (f)

Invesco V.I. Technology

MFS Growth

MFS High Yield

MFS Investors Trust

MFS Research

MFS Total Return

MFS Value

Wells Fargo VT Discovery

Wells Fargo VT Index Asset Allocation

Wells Fargo VT International Equity

Wells Fargo VT Opportunity

(a) Effective April 30, 2020, fund was closed

(c) Effective April 30, 2020, fund was opened.

(d) Effective April 30, 2021, fund was opened.

(e) Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund rebranded as Invesco V.I. Discovery Mid Cap Growth Fund

(f) Effective April 30, 2021, Invesco V.I. Managed Volatility Fund merged into Invesco V.I. Equity and Income Fund

Titanium Annuity Variable Account

Statement of Assets and Liabilities

December 31, 2021

	Alger						BNY Mellon Variable Investment Fund		BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity
ASSETS
Investments at fair value	$12,339	$360,436	$207,930	$475,739	$362,326	$125,256	$93,494	$564,559	$126,571
Receivable from Protective Life Insurance Company	16	74,687	265	34,183	58,133	160	120	40,018	162
Total assets	12,355	435,123	208,195	509,922	420,459	125,416	93,614	604,577	126,733

LIABILITIES
Payable to Protective Life Insurance Company	14	414	241	551	413	146	108	22	147
Net assets	$12,341	$434,709	$207,954	$509,371	$420,046	$125,270	$93,506	$604,555	$126,586

Units Outstanding	461	7,187	7,100	12,938	9,658	3,546	2,529	58,642	4,918

Shares Owned in each Portfolio	630	3,821	7,041	5,868	16,336	4,493	1,740	564,559	2,179

Fair Value per Share	19.59	94.33	29.53	81.08	22.18	27.88	53.72	1.00	58.08

Investment in Fund shares, at Cost	$9,689	$277,048	$109,773	$346,548	$330,946	$120,046	$64,046	$564,559	$74,307

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Assets and Liabilities, continued

December 31, 2021

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
ASSETS
Investments at fair value	$18,206	$36,917	$177,194	$2,225	$9,993	$119,107	$38,146	$10,152
Receivable from Protective Life Insurance Company	23	47	227	3	13	151	8,224	13
Total assets	18,229	36,964	177,421	2,228	10,006	119,258	46,370	10,165

LIABILITIES
Payable to Protective Life Insurance Company	21	43	206	3	12	136	44	12
Net assets	$18,208	$36,921	$177,215	$2,225	$9,994	$119,122	$46,326	$10,153

Units Outstanding	883	764	4,320	77	371	5,728	2,593	554

Shares Owned in each Portfolio	1,134	1,222	9,511	118	646	6,818	2,807	773

Fair Value per Share	16.05	30.22	18.63	18.87	15.47	17.47	13.59	13.13

Investment in Fund shares, at Cost	$14,998	$20,810	$132,277	$1,875	$8,796	$106,754	$37,677	$12,559

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Assets and Liabilities, continued

December 31, 2021

	Invesco Variable Insurance Funds
	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Technology
ASSETS
Investments at fair value	$542,851	$553,414	$10,706	$53,502	$14,763	$94,511	$322,119
Receivable from Protective Life Insurance Company	698	3,106	-	14,612	19	121	418
Total assets	543,549	556,520	10,706	68,114	14,782	94,632	322,537

LIABILITIES
Payable to Protective Life Insurance Company	633	647	224	84	17	109	379
Net assets	$542,916	$555,873	$10,482	$68,030	$14,765	$94,523	$322,158

Units Outstanding	23,422	23,589	599	4,956	1,082	4,119	23,411

Shares Owned in each Portfolio	6,125	14,644	93	2,586	1,286	2,282	8,459

Fair Value per Share	88.63	37.79	114.63	20.69	11.48	41.41	38.08

Investment in Fund shares, at Cost	$335,539	$426,353	$7,280	$51,566	$15,462	$69,661	$173,123

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Assets and Liabilities, continued

December 31, 2021

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
ASSETS
Investments at fair value	$393,371	$4,708	$128,063	$35,541	$250,519	$3,971
Receivable from Protective Life Insurance Company	509	6	163	45	1,542	5
Total assets	393,880	4,714	128,226	35,586	252,061	3,976

LIABILITIES
Payable to Protective Life Insurance Company	461	6	148	41	294	5
Net assets	$393,419	$4,708	$128,078	$35,545	$251,767	$3,971

Units Outstanding	11,216	352	3,768	1,119	8,561	121

Shares Owned in each Portfolio	4,957	842	2,864	921	9,018	161

	79.36	5.59	44.72	38.59	27.78	24.72

Investment in Fund shares, at Cost	$184,247	$4,802	$64,467	$22,916	$194,951	$3,109

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Assets and Liabilities, concluded

December 31, 2021

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
ASSETS
Investments at fair value	$189,632	$1,931	$46,098	$310,534
Receivable from Protective Life Insurance Company	36,229	2	59	27,442
Total assets	225,861	1,933	46,157	337,976

LIABILITIES
Payable to Protective Life Insurance Company	214	2	53	367
Net assets	$225,647	$1,931	$46,104	$337,609

Units Outstanding	5,988	67	3,069	6,741

Shares Owned in each Portfolio	4,437	84	23,519	8,837

Fair Value per Share	42.74	22.91	1.96	35.14

Investment in Fund shares, at Cost	$118,541	$1,487	$62,957	$200,030

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Operations

For the year ended December 31, 2021

	Alger						BNY Mellon Variable Investment Fund		BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity
INVESTMENT INCOME

Dividend income	$96	$-	$2,195	$-	$-	$-	$388	$55	$871

EXPENSES

Mortality and expense risk charges	160	4,869	2,676	6,602	5,216	1,973	1,211	7,617	1,616

Net investment income (loss)	(64)	(4,869)	(481)	(6,602)	(5,216)	(1,973)	(823)	(7,562)	(745)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	84	20,209	12,022	13,795	25,254	11,877	2,587	-	6,676
Capital gain distributions	338	72,914	14,056	105,233	124,825	41,342	8,563	-	2,561
Net realized gain (loss) on investments	422	93,123	26,078	119,028	150,079	53,219	11,150	-	9,237

Change in unrealized appreciation (depreciation) on investments	1,492	(31,967)	24,714	(66,818)	(131,765)	(60,442)	9,400	-	17,693

Net realized and unrealized gain (loss) on investments	1,914	61,156	50,792	52,210	18,314	(7,223)	20,550	-	26,930

Net increase (decrease) in net assets resulting from operations	$1,850	$56,287	$50,311	$45,608	$13,098	$(9,196)	$19,727	$(7,562)	$26,185

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Operations, continued

For the year ended December 31, 2021

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
INVESTMENT INCOME

Dividend income	$318	$476	$1,402	$1	$140	$999	$740	$-

EXPENSES

Mortality and expense risk charges	231	465	2,469	30	150	1,566	595	150

Net investment income (loss)	87	11	(1,067)	(29)	(10)	(567)	145	(150)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	83	846	10,441	5	140	(132)	879	(713)
Capital gain distributions	-	1,394	9,748	105	-	2,571	-	-
Net realized gain (loss) on investments	83	2,240	20,189	110	140	2,439	879	(713)

Change in unrealized appreciation (depreciation) on investments	3,530	5,586	3,727	163	2,594	23,332	867	148

Net realized and unrealized gain (loss) on investments	3,613	7,826	23,916	273	2,734	25,771	1,746	(565)

Net increase (decrease) in net assets resulting from operations	$3,700	$7,837	$22,849	$244	$2,724	$25,204	$1,891	$(715)

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Operations, continued

For the year ended December 31, 2021

	Invesco Variable Insurance Funds
	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Technology
INVESTMENT INCOME

Dividend income	$-	$3,451	$-	$964	$363	$1,200	$1,424	$-

EXPENSES

Mortality and expense risk charges	7,591	7,225	-	682	210	1,301	323	4,402

Net investment income (loss)	(7,591)	(3,774)	-	282	153	(101)	1,101	(4,402)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	25,551	7,591	549	291	(4)	3,323	(10,924)	11,694
Capital gain distributions	63,130	11,822	1,092	509	-	6,337	-	29,833
Net realized gain (loss) on investments	88,681	19,413	1,641	800	(4)	9,660	(10,924)	41,527

Change in unrealized appreciation (depreciation) on investments	(27,785)	103,273	162	1,936	(704)	(5,331)	14,798	1,109

Net realized and unrealized gain (loss) on investments	60,896	122,686	1,803	2,736	(708)	4,329	3,874	42,636

Net increase (decrease) in net assets resulting from operations	$53,305	$118,912	$1,803	$3,018	$(555)	$4,228	$4,975	$38,234

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Operations, continued

For the year ended December 31, 2021

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
INVESTMENT INCOME

Dividend income	$-	$230	$769	$179	$4,430	$49

EXPENSES

Mortality and expense risk charges	5,094	65	1,680	458	3,415	53

Net investment income (loss)	(5,094)	165	(911)	(279)	1,015	(4)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	16,986	-	3,889	379	5,218	201
Capital gain distributions	50,688	-	3,867	1,877	11,801	81
Net realized gain (loss) on investments	67,674	-	7,756	2,256	17,019	282

Change in unrealized appreciation (depreciation) on investments	9,185	(71)	19,899	4,784	10,843	531

Net realized and unrealized gain (loss) on investments	76,859	(71)	27,655	7,040	27,862	813

Net increase (decrease) in net assets resulting from operations	$71,765	$94	$26,744	$6,761	$28,877	$809

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Operations, concluded

For the year ended December 31, 2021

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
INVESTMENT INCOME

Dividend income	$-	$11	$621	$126

EXPENSES

Mortality and expense risk charges	2,791	25	640	4,246

Net investment income (loss)	(2,791)	(14)	(19)	(4,120)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on redemption of investment shares	7,761	7	(1,792)	14,654
Capital gain distributions	14,875	169	-	15,181
Net realized gain (loss) on investments	22,636	176	(1,792)	29,835

Change in unrealized appreciation (depreciation) on investments	(32,397)	82	4,283	37,710

Net realized and unrealized gain (loss) on investments	(9,761)	258	2,491	67,545

Net increase (decrease) in net assets resulting from operations	$(12,552)	$244	$2,472	$63,425

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets

For the year ended December 31, 2021

	Alger						BNY Mellon Variable Investment Fund		BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon Sustainable U.S. Equity
FROM OPERATIONS

Net investment income (loss)	$(64)	$(4,869)	$(481)	$(6,602)	$(5,216)	$(1,973)	$(823)	$(7,562)	$(745)

Net realized gain (loss) on investments	422	93,123	26,078	119,028	150,079	53,219	11,150	-	9,237

Change in unrealized appreciation (depreciation) on investments	1,492	(31,967)	24,714	(66,818)	(131,765)	(60,442)	9,400	-	17,693

Net increase (decrease) in net assets resulting from operations	1,850	56,287	50,311	45,608	13,098	(9,196)	19,727	(7,562)	26,185

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	120	535	120	1,019	1,382	835	-	1,585	595
Net transfer (to) from affiliate and subaccounts	(149)	74,964	(9,446)	29,506	45,109	(1,909)	215	118,318	(3,103)
Payments for redemptions	-	(32,878)	(13,079)	(12,515)	(19,482)	(20,489)	(9,186)	(46,956)	(15,277)
Contract maintenance fees	(18)	(312)	(243)	(262)	(418)	(161)	(154)	(827)	(95)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(47)	42,309	(22,648)	17,748	26,591	(21,724)	(9,125)	72,120	(17,880)

Total increase (decrease) in net assets	1,803	98,596	27,663	63,356	39,689	(30,920)	10,602	64,558	8,305

NET ASSETS

Beginning of period	10,538	336,113	180,291	446,015	380,357	156,190	82,904	539,997	118,281

End of period	$12,341	$434,709	$207,954	$509,371	$420,046	$125,270	$93,506	$604,555	$126,586

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	DWS Asset & Wealth Management					Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP	Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
FROM OPERATIONS

Net investment income (loss)	$87	$11	$(1,067)	$(29)	$(10)	$(567)	$145	$(150)

Net realized gain (loss) on investments	83	2,240	20,189	110	140	2,439	879	(713)

Change in unrealized appreciation (depreciation) on investments	3,530	5,586	3,727	163	2,594	23,332	867	148

Net increase (decrease) in net assets resulting from operations	3,700	7,837	22,849	244	2,724	25,204	1,891	(715)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	312	-	840	-	-	312	384	336
Net transfer (to) from affiliate and subaccounts	(28)	(28)	(10,002)	(1)	(609)	(5,495)	8,790	2,064
Payments for redemptions	(2,073)	(1,751)	(9,174)	-	(2,555)	(8,605)	(13,822)	(2,910)
Contract maintenance fees	(8)	(37)	(100)	(6)	(15)	(135)	(76)	(9)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,797)	(1,816)	(18,436)	(7)	(3,179)	(13,923)	(4,724)	(519)

Total increase (decrease) in net assets	1,903	6,021	4,413	237	(455)	11,281	(2,833)	(1,234)

NET ASSETS

Beginning of period	16,305	30,900	172,802	1,988	10,449	107,841	49,159	11,387

End of period	$18,208	$36,921	$177,215	$2,225	$9,994	$119,122	$46,326	$10,153

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	Invesco Variable Insurance Funds
	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Technology
FROM OPERATIONS

Net investment income (loss)	$(7,591)	$(3,774)	$-	$282	$153	$(101)	$1,101	$(4,402)

Net realized gain (loss) on investments	88,681	19,413	1,641	800	(4)	9,660	(10,924)	41,527

Change in unrealized appreciation (depreciation) on investments	(27,785)	103,273	162	1,936	(704)	(5,331)	14,798	1,109

Net increase (decrease) in net assets resulting from operations	53,305	118,912	1,803	3,018	(555)	4,228	4,975	38,234

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	1,768	384	-	80	-	240	40	1,159
Net transfer (to) from affiliate and subaccounts	(1,830)	(4,430)	(1,521)	69,314	2	3,227	(71,502)	(1,247)
Payments for redemptions	(22,140)	(18,502)	(897)	(4,334)	-	(8,429)	(4,248)	(8,024)
Contract maintenance fees	(424)	(439)	(10)	(48)	(47)	(139)	(23)	(180)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(22,626)	(22,987)	(2,428)	65,012	(45)	(5,101)	(75,733)	(8,292)

Total increase (decrease) in net assets	30,679	95,925	(625)	68,030	(600)	(873)	(70,758)	29,942

NET ASSETS

Beginning of period	512,237	459,948	11,107	-	15,365	95,396	70,758	292,216

End of period	$542,916	$555,873	$10,482	$68,030	$14,765	$94,523	$-	$322,158

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2021

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
FROM OPERATIONS

Net investment income (loss)	$(5,094)	$165	$(911)	$(279)	$1,015	$(4)

Net realized gain (loss) on investments	67,674	-	7,756	2,256	17,019	282

Change in unrealized appreciation (depreciation) on investments	9,185	(71)	19,899	4,784	10,843	531

Net increase (decrease) in net assets resulting from operations	71,765	94	26,744	6,761	28,877	809

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	475	-	120	-	-	-
Net transfer (to) from affiliate and subaccounts	(1,689)	62	(841)	(373)	4,524	1
Payments for redemptions	(21,435)	-	(5,565)	(156)	(17,762)	(2,461)
Contract maintenance fees	(246)	(14)	(60)	(56)	(246)	(5)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(22,895)	48	(6,346)	(585)	(13,484)	(2,465)

Total increase (decrease) in net assets	48,870	142	20,398	6,176	15,393	(1,656)

NET ASSETS

Beginning of period	344,549	4,566	107,680	29,369	236,374	5,627

End of period	$393,419	$4,708	$128,078	$35,545	$251,767	$3,971

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, concluded

For the year ended December 31, 2021

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
FROM OPERATIONS

Net investment income (loss)	$(2,791)	$(14)	$(19)	$(4,120)

Net realized gain (loss) on investments	22,636	176	(1,792)	29,835

Change in unrealized appreciation (depreciation) on investments	(32,397)	82	4,283	37,710

Net increase (decrease) in net assets resulting from operations	(12,552)	244	2,472	63,425

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	-	-	340	511
Net transfer (to) from affiliate and subaccounts	36,948	-	2,437	14,866
Payments for redemptions	(7,850)	-	(3,107)	(18,358)
Contract maintenance fees	(196)	(8)	(32)	(386)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	28,902	(8)	(362)	(3,367)

Total increase (decrease) in net assets	16,350	236	2,110	60,058

NET ASSETS

Beginning of period	209,297	1,695	43,994	277,551

End of period	$225,647	$1,931	$46,104	$337,609

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets

For the year ended December 31, 2020

	Alger						BNY Mellon Variable Investment Fund			BNY Mellon Sustainable U.S. Equity Portfolio, Inc
	Alger Balanced	Alger Capital Appreciation	Alger Growth & Income	Alger LargeCap Growth	Alger MidCap Growth	Alger SmallCap Growth	BNY Mellon VIF Appreciation	BNY Mellon VIF Government Money Market	BNY Mellon VIF Quality Bond	BNY Mellon Sustainable U.S. Equity
FROM OPERATIONS

Net investment income (loss)	$(34)	$(4,005)	$73	$13,767	$12,959	$(340)	$(435)	$(6,497)	$107	$142

Net realized gain (loss) on investments	163	86,499	5,569	72,029	74,887	11,992	6,814	-	4,076	1,279

Change in unrealized appreciation (depreciation) on investments	662	34,493	16,087	107,691	90,289	50,344	8,627	-	(2,774)	20,023

Net increase (decrease) in net assets resulting from operations	791	116,987	21,729	193,487	178,135	61,996	15,006	(6,497)	1,409	21,444

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	120	535	120	1,019	1,383	1,110	-	1,820	40	870
Net transfer (to) from affiliate and subaccounts	345	(73,327)	(1,631)	(56,601)	(83,717)	(2,600)	(1,214)	52,314	(76,524)	1,101
Payments for redemptions	(3,931)	(22,160)	(5,861)	(7,316)	(14,176)	(1,051)	(4,734)	(23,242)	(3,563)	(411)
Contract maintenance fees	(14)	(325)	(273)	(252)	(425)	(161)	(152)	(851)	(116)	(110)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,480)	(95,277)	(7,645)	(63,150)	(96,935)	(2,702)	(6,100)	30,041	(80,163)	1,450

Total increase (decrease) in net assets	(2,689)	21,710	14,084	130,337	81,200	59,294	8,906	23,544	(78,754)	22,894

NET ASSETS

Beginning of period	13,227	314,403	166,207	315,678	299,157	96,896	73,998	516,453	78,754	95,387

End of period	$10,538	$336,113	$180,291	$446,015	$380,357	$156,190	$82,904	$539,997	$-	$118,281

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	DWS Asset & Wealth Management						Franklin Templeton Investments
	DWS CROCI U.S. VIP	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	DWS Small Mid Cap Growth VIP	DWS Small Mid Cap Value VIP		Franklin Global Real Estate	Templeton Foreign	Templeton Global Bond
FROM OPERATIONS

Net investment income (loss)	$1,027	$121	$292	$(21)	$33		$1,780	$954	$837

Net realized gain (loss) on investments	(125)	1,867	13,551	20	87		9,439	(878)	(194)

Change in unrealized appreciation (depreciation) on investments	(2,563)	2,492	18,259	441	(321)		(15,116)	(1,023)	(1,424)

Net increase (decrease) in net assets resulting from operations	(1,661)	4,480	32,102	440	(201)		(3,897)	(947)	(781)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	312	-	840	-	-		312	384	336
Net transfer (to) from affiliate and subaccounts	2,427	2,032	8,394	-	884		15,104	(3,880)	772
Payments for redemptions	(922)	(1,121)	(335)	-	(1,577)		(445)	(2,160)	(519)
Contract maintenance fees	(21)	(70)	(96)	(6)	(14)		(127)	(66)	(15)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,796	841	8,803	(6)	(707)		14,844	(5,722)	574

Total increase (decrease) in net assets	135	5,321	40,905	434	(908)		10,947	(6,669)	(207)

NET ASSETS

Beginning of period	16,170	25,579	131,897	1,554	11,357	#	96,894	55,828	11,594

End of period	$16,305	$30,900	$172,802	$1,988	$10,449		$107,841	$49,159	$11,387

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Invesco Variable Insurance Funds
	Invesco V.I. American Franchise	Invesco V.I. Core Equity	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Growth	Invesco V.I. Technology
FROM OPERATIONS

Net investment income (loss)	$(5,528)	$5,579	$-	$211	$1,001	$2,327	$(34)	$(1,868)

Net realized gain (loss) on investments	41,255	91,317	75	3	2,250	(3,601)	1,095	31,615

Change in unrealized appreciation (depreciation) on investments	112,761	(46,768)	3,264	78	7,378	1,122	(1,318)	62,628

Net increase (decrease) in net assets resulting from operations	148,488	50,128	3,339	292	10,629	(152)	(257)	92,375

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	1,768	384	-	-	240	120	-	1,159
Net transfer (to) from affiliate and subaccounts	(10,110)	5,534	15,404	11,594	3,349	(10,990)	(8,436)	(17,103)
Payments for redemptions	(10,225)	(6,572)	(7,622)	-	(865)	(10,381)	-	(2,651)
Contract maintenance fees	(452)	(533)	(14)	(50)	(186)	(112)	-	(227)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(19,019)	(1,187)	7,768	11,544	2,538	(21,363)	(8,436)	(18,822)

Total increase (decrease) in net assets	129,469	48,941	11,107	11,836	13,167	(21,515)	(8,693)	73,553

NET ASSETS

Beginning of period	382,768	411,007	-	3,529	82,229	92,273	7,973	218,663

End of period	$512,237	$459,948	$11,107	$15,365	$95,396	$70,758	$(720)	$292,216

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	MFS
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS Research	MFS Total Return	MFS Value
FROM OPERATIONS

Net investment income (loss)	$(4,182)	$182	$(649)	$(76)	$1,877	$15

Net realized gain (loss) on investments	30,110	(295)	3,549	1,084	8,388	214

Change in unrealized appreciation (depreciation) on investments	55,286	281	8,865	2,832	5,624	(119)

Net increase (decrease) in net assets resulting from operations	81,214	168	11,765	3,840	15,889	110

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	750	-	120	-	-	-
Net transfer (to) from affiliate and subaccounts	(3,512)	(1,340)	677	(290)	(5,523)	-
Payments for redemptions	(10,563)	-	(913)	-	(8,769)	-
Contract maintenance fees	(288)	(8)	(60)	(55)	(245)	(17)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(13,613)	(1,348)	(176)	(345)	(14,537)	(17)

Total increase (decrease) in net assets	67,601	(1,180)	11,589	3,495	1,352	93

NET ASSETS

Beginning of period	276,948	5,746	96,091	25,874	235,022	5,534

End of period	$344,549	$4,566	$107,680	$29,369	$236,374	$5,627

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Statement of Changes in Net Assets, concluded

For the year ended December 31, 2020

	Wells Fargo VT Funds
	Wells Fargo VT Discovery	Wells Fargo VT Index Asset Allocation	Wells Fargo VT International Equity	Wells Fargo VT Opportunity
FROM OPERATIONS

Net investment income (loss)	$(1,874)	$(47)	$500	$959

Net realized gain (loss) on investments	41,951	4,718	(511)	23,288

Change in unrealized appreciation (depreciation) on investments	56,463	(3,855)	2,665	26,076

Net increase (decrease) in net assets resulting from operations	96,540	816	2,654	50,323

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS

Proceeds from sales	-	-	339	511
Net transfer (to) from affiliate and subaccounts	(43,768)	(1)	6,341	(15,048)
Payments for redemptions	(9,676)	(23,251)	-	(4,908)
Contract maintenance fees	(221)	(8)	(70)	(393)

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(53,665)	(23,260)	6,610	(19,838)

Total increase (decrease) in net assets	42,875	(22,444)	9,264	30,485

NET ASSETS

Beginning of period	166,422	24,139	34,730	247,066

End of period	$209,297	$1,695	$43,994	$277,551

Note: Totals may not appear to foot/crossfoot due to rounding

The accompanying notes are an integral part to these financial statements

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(1) Organization

The Titanium Annuity Variable Account (the “Separate Account”) was established on September 15, 1999, as a separate account of United Investors Life Insurance Company (“UILIC”) in connection with the issuance of annuity contracts (the “Contracts”) by the United Investors Titanium Annuity Variable Account. Prior to December 31, 2010 UILIC was a wholly owned subsidiary of Torchmark Corporation. On December 31, 2010, Protective Life Insurance Company (“PLICO”), a wholly owned subsidiary of Protective Life Corporation (“PLC”), purchased all of the outstanding stock of UILIC. Effective July 1, 2012, UILIC merged with and into its direct parent, PLICO. As a result of this merger, PLICO remained as the surviving legal entity. Variable annuity Contracts of UILIC are Contracts of PLICO. PLICO services and maintains those Contracts in accordance with their terms. The merger encompassed both the general and separate account balances. PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

New Contracts are no longer being sold but holders of existing Contracts may make additional deposits. The investment options available under the Contracts have been registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services – Investment Companies”.

The Separate Account is divided into thirty-eight subaccounts. Each subaccount invests exclusively in shares of a single mutual fund. During the years ended December 31, 2021 and 2020, assets were invested in up to thirty-eight of the subaccounts.

Alger Balanced	Invesco V.I. American Franchise
Alger Capital Appreciation	Invesco V.I. Core Equity
Alger Growth & Income	Invesco V.I. Discovery Mid Cap Growth (c) (e)
Alger LargeCap Growth	Invesco V.I. Equity and Income (d)
Alger MidCap Growth	Invesco V.I. Government Securities
Alger SmallCap Growth	Invesco V.I. International Growth
BNY Mellon VIF Appreciation	Invesco V.I. Managed Volatility (f)
BNY Mellon VIF Government Money Market	Invesco V.I. Mid Cap Growth (b)
BNY Mellon VIF Quality Bond (a)	Invesco V.I. Technology
BNY Mellon Sustainable U.S. Equity	MFS Growth
DWS CROCI U.S. VIP	MFS High Yield
DWS Equity 500 Index VIP	MFS Investors Trust
DWS Small Cap Index VIP	MFS Research
DWS Small Mid Cap Growth VIP	MFS Total Return
DWS Small Mid Cap Value VIP	MFS Value
Franklin Global Real Estate	Wells Fargo VT Discovery
Templeton Foreign	Wells Fargo VT Index Asset Allocation
Templeton Global Bond	Wells Fargo VT International Equity
Wells Fargo VT Opportunity
(a) Effective April 30, 2020, fund was closed
(b) Effective April 30, 2020, fund was merged into Invesco V.I. Discovery Mid Cap Growth
(c) Effective April 30, 2020, fund was opened.
(d) Effective April 30, 2021, fund was opened.
(e) Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund rebranded as Invesco V.I. Discovery Mid Cap Growth Fund
(f) Effective April 30, 2021, Invesco V.I. Managed Volatility Fund merged into Invesco V.I. Equity and Income Fund

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(1) Organization, continued

Proceeds from sales from the Contracts are allocated to the subaccounts in accordance with Contract owner instructions and are recorded as proceeds from sales in the statement of changes in net assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PLICO other assets and liabilities.

Contract owners may allocate some or all of applicable gross premiums or transfer some or all of the Contract value to the Guaranteed Account, which is part of PLICO’s General Account. The assets of PLICO’s General Account support its insurance and annuity obligations and are subject to PLICO’s general liabilities from business operations. The Guaranteed Account’s balance as of December 31, 2021 was approximately $0.4 million.

Beginning in the first quarter of 2020, the outbreak of COVID-19, created significant economic and social disruption and impacted various operational and financial aspects of PLICO’s business. Certain impacts from COVID-19 continued into 2021, including increased claims in both the life insurance and annuity blocks. The pandemic may continue to impact PLICO’s earnings based on, amongst other factors, the volume and severity of claims related to COVID-19 and the financial disruption caused by the pandemic, which could impact PLICO’s investment portfolio. Management will continue to monitor developments and their impact on the fair value of the subaccounts in which the Separate Account invests.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The investments of each subaccount are presented net of management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recognized on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares determined for each product using a weighted average cost basis and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the fund. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying fund.

Net Transfers (to) from Affiliate and Subaccounts

Net transfers (to) from affiliate and subaccounts include transfers of all or part of the Contract owner’s interest to or from another subaccount or to the General Account of PLICO.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(2) Significant Accounting Policies, continued

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC. Under the provisions of the Contracts, PLICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2021. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout (period) are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 4.0% per year (3.5% where state law requires it) unless the annuitant elects otherwise. The mortality risk is fully borne by PLICO and may result in additional amounts being transferred into the Separate Account by PLICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to PLICO for the calculated or excess differential.

Risks and Uncertainties

The Separate Account provides for various investment subaccount options in any combination of mutual funds, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

(3) Fair Value of Financial Instruments

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels and disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or non-financial assets valued on a non-recurring basis.

Financial assets recorded at fair value in the statement of assets and liabilities are categorized as follows:

●	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

●	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets

b)	Quoted prices for identical or similar assets in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

●	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(3) Fair Value of Financial Instruments, continued

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy for all financial statement periods presented herein and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

(4) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2021 are as follows:

	Purchases	Sales

The Alger Fund:
Alger Balanced	$665	$439
Alger Capital Appreciation	86,427	50,345
Alger Growth & Income	16,536	25,635
Alger LargeCap Growth	111,415	28,668
Alger MidCap Growth	142,314	53,835
Alger SmallCap Growth	44,927	27,296

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	4,880	20,958

BNY Mellon Variable Investment Funds:
BNY Mellon VIF Appreciation	10,317	11,714
BNY Mellon VIF Government Money Market	70,912	46,351

DWS Asset & Wealth Management VIP:
DWS CROCI U.S. VIP	638	2,350
DWS Equity 500 Index VIP	1,871	2,287
DWS Small Cap Index VIP	21,754	31,530
DWS Small Mid Cap Growth VIP	105	36
DWS Small Mid Cap Value VIP	147	3,339

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate	5,679	17,613
Templeton Foreign	2,210	14,969
Templeton Global Bond	2,399	3,069

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(4) Purchases and Sales of Investments, continued

	Purchases	Sales
Invesco Variable Insurance Fund:
Invesco V.I. American Franchise	$88,494	$55,646
Invesco V.I. Core Equity	23,959	41,357
Invesco V.I. Discovery Mid Cap Growth	1,164	1,556
Invesco V.I. Equity And Income	71,957	20,683
Invesco V.I. Government Securities	363	256
Invesco V.I. International Growth	10,860	9,736
Invesco V.I. Managed Volatility	1,733	76,150
Invesco V.I. Technology	39,195	22,096

MFS Variable Insurance Trust:
MFS Growth	53,079	30,426
MFS High Yield	311	98
MFS Investors Trust	4,790	8,195
MFS Research	2,119	1,111
MFS Total Return	21,613	23,530
MFS Value	130	2,519

Wells Fargo Variable Trust:
Wells Fargo VT Discovery	21,583	16,614
Wells Fargo VT Index Asset Allocation	180	33
Wells Fargo VT International Equity	3,893	4,281
Wells Fargo VT Opportunity	25,431	44,811

Note: Totals may not appear to foot/crossfoot due to rounding

(5) Related Party Transactions

In the ordinary course of business, certain expenses are assessed by the Separate Account and paid to PLICO. These expenses include mortality and expense charges and contract maintenance charges (including annual contract charges and administrative fees), which comprise Mortality and expense risk charges within the Statement of Operations and Contract maintenance fees within the Statement of Changes in Net Assets, respectively. The payment of these expenses to PLICO is recognized as Net transfer (to) from affiliate and subaccounts within the Statement of Changes in Net Assets. PLICO assumes mortality risks associated with the annuity contracts as well as all expenses involving administration and maintenance of the contracts, as benefits paid and expenses may exceed contract value and charges assessed. In return, the Separate Account assesses a daily charge, amounting to an aggregate of 1.25% per annum, through a reduction in unit value based on assets for mortality and expense risk, which is then paid to PLICO. Additionally, the Separate Account assesses against each contract participating in the Separate Account an annual contract charge of $35 through a redemption of units on each contract anniversary, of each calendar year whether or not any purchase payments have been made during the year. In addition to the annual contract charge, an administrative fee is deducted through a reduction in unit value at an annual effective rate of 0.15% of the average daily net assets of each portfolio to compensate PLICO for expenses in administering the Titanium Variable Annuity Account and the contract.

Through a redemption of units, each withdrawal in excess of 12 per Contract year, PLICO deducts a charge of $20 or 2% of the amount withdrawn, whichever is less. For each transfer between subaccounts in excess of 12 per Contract year, PLICO deducts a $25 transfer fee for each transfer through a redemption of units.

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(5) Related Party Transactions, continued

Proceeds payable on the redemption of units and early annuitizations are reduced by the amount of any applicable contingent deferred sales charge due to PLICO. The percentage charged (0.00% to 9.00%) is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the Contract was purchased and the surrender date.

(6) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2021 and 2020 were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
The Alger Fund
Alger Balanced	10	11	(1)	17	186	(169)
Alger Capital Appreciation	280	968	(688)	266	2,615	(2,349)
Alger Growth & Income	13	907	(894)	253	608	(355)
Alger LargeCap Growth	171	612	(441)	87	2,253	(2,167)
Alger MidCap Growth	467	1,228	(761)	367	3,153	(2,786)
Alger SmallCap Growth	94	644	(550)	177	271	(94)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
BNY Mellon Sustainable U.S. Equity	66	904	(838)	222	150	72

BNY Mellon Variable Investment Funds

BNY Mellon VIF Appreciation	44	327	(283)	8	258	(250)
BNY Mellon VIF Government Money Market	7,513	4,193	3,320	14,512	11,566	2,945
BNY Mellon VIF Quality Bond	-	-	-	22	4,636	(4,614)

DWS Asset & Wealth Management VIP
DWS CROCI U.S. VIP	17	122	(105)	204	65	139
DWS Equity 500 Index VIP *	-	46	(46)	69	40	29
DWS High Income VIP	-	-	-	-	-	-
DWS Small Cap Index VIP	259	696	(437)	664	184	480
DWS Small Mid Cap Growth VIP *	-	-	-	-	-	-
DWS Small Mid Cap Value VIP *	-	129	(129)	71	103	(32)

Franklin Templeton Variable Insurance
Products Trust
Franklin Global Real Estate	123	881	(758)	1,110	61	1,049
Templeton Foreign	99	938	(839)	508	849	(341)
Templeton Global Bond	126	154	(28)	65	36	28

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(6) Changes in Units Outstanding, continued

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco Variable Insurance Funds
Invesco V.I. American Franchise	1,195	2,169	(974)	104	1,305	(1,201)
Invesco V.I. Core Equity	458	1,568	(1,110)	550	624	(75)
Invesco V.I. Discovery Mid Cap Growth	5	99	(94)	810	119	691
Invesco V.I. Equity and Income	6,870	1,914	4,956	N/A	N/A	N/A
Invesco V.I. Government Securities *	-	3	(3)	928	104	824
Invesco V.I. International Growth	146	368	(222)	208	73	134
Invesco V.I. Managed Volatility	866	4,845	(3,979)	226	1,475	(1,249)
Invesco V.I. Mid Cap Growth	-	-	-	6	360	(355)
Invesco V.I. Technology	745	1,298	(553)	79	1,959	(1,881)

MFS Variable Insurance Trust
MFS Growth	80	833	(753)	55	598	(543)
MFS High Yield	6	3	3	148	254	(106)
MFS Investors Trust	5	200	(195)	39	48	(8)
MFS Research	2	22	(20)	2	17	(15)
MFS Total Return	193	723	(530)	534	1,229	(695)
MFS Value *	-	91	(91)	-	1	(1)

Wells Fargo Variable Trust
Wells Fargo VT Discovery	207	408	(201)	206	1,832	(1,627)
Wells Fargo VT Index Asset Allocation *	-	-	-	-	1,042	(1,042)
Wells Fargo VT International Equity	216	249	(33)	581	12	569
Wells Fargo VT Opportunity	274	947	(673)	441	872	(431)

* Activity did not round to one thousand

Note: Totals may not appear to foot/crossfoot due to rounding

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2021, were as follows:

	At December 31					For the year ended December 31
					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense Ratio (b)			Total Return (c)
	(000s)	Lowest		Highest	(000s)	Ratio (a)	Lowest		Highest	Lowest		Highest
The Alger Fund:
Alger Balanced: *
2021	0		$26.76		$12	0.84%		1.40%			17.48%
2020	-		22.78		11	1.05%		1.40%			8.71%
2019	1		20.96		13	1.47%		1.40%			17.85%
2018	1		17.78		21	2.71%		1.40%			-4.67%
2017	2		18.65		28	3.84%		1.40%			13.86%
Alger Capital Appreciation:
2021	7		60.48		435	0.00%		1.40%			17.48%
2020	8		42.69		336	0.23%		1.40%			39.80%
2019	10		30.53		314	0.34%		1.40%			31.74%
2018	13		23.18		346	0.83%		1.40%			-1.49%
2017	17		23.53		400	0.86%		1.40%			29.27%
Alger Growth & Income:
2021	7		29.29		208	1.13%		1.40%			29.85%
2020	8		22.55		180	1.33%		1.40%			13.29%
2019	8		19.91		166	2.24%		1.40%			27.69%
2018	9		15.59		137	1.68%		1.40%			-5.94%
2017	8		16.58		135	1.60%		1.40%			19.65%
Alger LargeCap Growth:
2021	13		39.37		509	0.00%		1.40%			10.30%
2020	13		33.34		446	4.98%		1.40%			64.73%
2019	16		20.24		316	N/A		1.40%			25.67%
2018	16		16.10		307	2.67%		1.40%			0.79%
2017	22		15.98		356	N/A		1.40%			26.70%
Alger MidCap Growth:
2021	10		43.49		420	0.00%		1.40%			2.76%
2020	10		36.51		380	5.20%		1.40%			62.36%
2019	13		22.48		299	N/A		1.40%			28.46%
2018	16		17.50		318	0.36%		1.40%			-8.73%
2017	19		19.18		364	N/A		1.40%			28.00%

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

	At December 31					For the year ended December 31
					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense Ratio (b)			Total Return (c)
	(000s)	Lowest		Highest	(000s)	Ratio (a)	Lowest		Highest	Lowest		Highest
The Alger Fund, continued:
Alger SmallCap Growth:
2021	4		$35.32		$125	0.00%		1.40%			-7.36%
2020	4		38.13		156	1.03%		1.40%			64.85%
2019	4		23.13		97	N/A		1.40%			27.55%
2018	4		18.13		87	N/A		1.40%			0.03%
2017	5		18.13		93	N/A		1.40%			26.96%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity:
2021	5		25.74		127	0.71%		1.40%			25.24%
2020	6		20.55		118	1.43%		1.40%			22.43%
2019	6		16.78		95	1.48%		1.40%			32.50%
2018	6		12.67		77	4.36%		1.40%			-5.73%
2017	6		13.44		80	1.96%		1.40%			13.74%
BNY Mellon Variable Investment Funds:
BNY Mellon VIF Appreciation:
2021	3		36.97		94	0.44%		1.40%			25.38%
2020	3		29.49		83	0.74%		1.40%			21.98%
2019	3		24.18		74	1.23%		1.40%			34.22%
2018	3		18.01		98	1.41%		1.40%			-8.15%
2017	7		19.61		136	1.39%		1.40%			25.58%
BNY Mellon VIF Government Money Market:
2021	59		9.63		605	0.01%		1.40%			-1.37%
2020	55		9.76		540	0.22%		1.40%			-1.16%
2019	52		9.88		516	1.70%		1.40%			0.26%
2018	56		9.85		558	1.26%		1.40%			-0.12%
2017	57		9.86		560	0.34%		1.40%			-1.03%
BNY Mellon VIF Quality Bond:
2021	N/A		N/A		N/A	N/A		N/A			N/A
2020	-		17.23		-	1.18%		1.40%			1.01%
2019	5		17.06		79	2.01%		1.40%			6.57%
2018	6		16.01		123	2.60%		1.40%			-3.90%
2017	9		16.66		157	2.09%		1.40%			3.06%

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

	At December 31					For the year ended December 31
					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest		Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

DWS Asset & Wealth Management VIP:
DWS CROCI U.S.VIP:
2021	1		$20.61		$18	1.84%	1.40%		24.94%
2020	1		16.50		16	7.60%	1.40%		-13.37%
2019	1		19.04		16	3.05%	1.40%		31.12%
2018	1		14.53		13	4.93%	1.40%		-11.74%
2017	1		16.46		14	1.58%	1.40%		21.19%
DWS Equity 500 Index VIP:
2021	1		48.34		37	1.40%	1.40%		26.63%
2020	1		38.18		31	1.73%	1.40%		16.47%
2019	1		32.78		26	2.07%	1.40%		29.38%
2018	1		25.34		25	1.99%	1.40%		-5.98%
2017	1		26.95		29	2.00%	1.40%		19.86%
DWS Small Cap Index VIP:
2021	4		41.01		177	0.80%	1.40%		12.92%
2020	5		36.32		173	1.39%	1.40%		17.78%
2019	4		30.84		132	1.96%	1.40%		23.49%
2018	6		24.97		162	1.87%	1.40%		-12.46%
2017	6		28.53		183	0.94%	1.40%		12.76%
DWS Small Mid Cap Growth VIP: *
2021	0		28.82		2	0.04%	1.40%		12.27%
2020	-		25.67		2	0.04%	1.40%		28.38%
2019	-		19.99		2	N/A	1.40%		20.72%
2018	-		N/A		-	N/A	N/A		N/A
2017	-		N/A		-	N/A	N/A		N/A
DWS Small Mid Cap Value VIP: *
2021	0		26.91		10	1.37%	1.40%		28.70%
2020	-		20.91		10	1.48%	1.40%		-2.17%
2019	1		21.37		11	1.19%	1.40%		19.84%
2018	2		17.83		37	1.55%	1.40%		-17.18%
2017	2		21.53		41	0.72%	1.40%		9.00%

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

	At December 31					For the year ended December 31

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest		Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate:
2021	6		$20.79		$119	0.88%	1.40%		25.04%
2020	6		16.63		108	3.01%	1.40%		-6.69%
2019	5		17.82		97	3.01%	1.40%		20.69%
2018	7		14.77		117	2.31%	1.40%		-8.07%
2017	8		16.06		127	3.25%	1.40%		8.95%
Templeton Foreign:
2021	3		17.87		46	1.55%	1.40%		2.72%
2020	3		14.32		49	3.11%	1.40%		-2.52%
2019	4		14.69		56	1.84%	1.40%		10.98%
2018	4		13.24		61	2.64%	1.40%		-16.62%
2017	5		15.88		73	2.34%	1.40%		15.09%
Templeton Global Bond:
2021	1		18.33		10	0.00%	1.40%		-6.30%
2020	1		19.56		11	8.69%	1.40%		-6.59%
2019	1		20.94		12	7.14%	1.40%		0.60%
2018	1		20.81		11	N/A	1.40%		0.52%
2017	1		20.70		11	N/A	1.40%		0.52%
Invesco Variable Insurance Funds:
Invesco V.I. American Franchise:
2021	23		23.18		543	0.00%	1.40%		10.38%
2020	24		21.00		512	0.07%	1.40%		40.39%
2019	26		14.96		383	0.22%	1.40%		34.87%
2018	28		11.09		346	0.59%	1.40%		-4.96%
2017	33		11.67		386	0.08%	1.40%		25.59%
Invesco V.I. Core Equity:
2021	24		23.46		556	0.68%	1.40%		25.98%
2020	25		18.62		460	2.57%	1.40%		12.28%
2019	25		16.59		411	0.99%	1.40%		27.18%
2018	26		13.04		408	0.89%	1.40%		-10.65%
2017	32		14.60		472	1.13%	1.40%		11.62%
Invesco V.I. Discovery Mid Cap Growth:
2021	1		17.49		10	0.00%	1.40%		17.45%
2020	1		14.89		11	0.00%	1.40%		N/A
2019	-		0.00		-	N/A	N/A		N/A
2018	-		0.00		-	N/A	N/A		N/A
2017	-		0.00		-	N/A	N/A		N/A

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

	At December 31					For the year ended December 31

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest		Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

Invesco Variable Insurance Funds, continued:
Invesco V.I. Equity and Income:
2021	7		$10.80		$68	1.60%	1.40%		4.75%
2020	N/A		N/A		N/A	N/A	N/A		N/A
2019	N/A		N/A		N/A	N/A	N/A		N/A
2018	N/A		N/A		N/A	N/A	N/A		N/A
2017	N/A		N/A		N/A	N/A	N/A		N/A
Invesco V.I. Government Securities:
2021	1		13.65		15	2.41%	1.40%		-3.62%
2020	1		14.16		15	3.92%	1.40%		4.81%
2019	-		13.51		4	2.50%	1.40%		4.61%
2018	-		12.91		4	2.15%	1.40%		-0.84%
2017	-		13.02		4	1.67%	1.40%		0.56%
Invesco V.I. International Growth:
2021	4		22.94		95	1.26%	1.40%		4.43%
2020	4		21.97		95	2.36%	1.40%		12.42%
2019	4		19.54		82	1.85%	1.40%		26.80%
2018	6		15.41		109	1.96%	1.40%		-16.16%
2017	7		18.38		127	1.47%	1.40%		21.31%
Invesco V.I. Managed Volatility:
2021	-		18.90		-	2.01%	1.40%		0.00%
2020	4		17.78		71	4.20%	1.40%		1.48%
2019	5		17.52		92	1.50%	1.40%		16.95%
2018	7		14.98		136	1.62%	1.40%		-12.24%
2017	9		17.07		161	1.23%	1.40%		9.04%
Invesco V.I. Mid Cap Growth:
2021	N/A		N/A		N/A	N/A	N/A		N/A
2020	-		20.93		(1)	0.00%	1.40%		-6.81%
2019	-		22.46		8	N/A	1.40%		32.49%
2018	-		16.95		6	N/A	1.40%		-6.89%
2017	-		18.21		7	N/A	1.40%		20.81%
Invesco V.I. T echnology:
2021	23		13.76		322	0.00%	1.40%		12.83%
2020	24		12.19		292	0.60%	1.40%		44.10%
2019	26		8.46		219	N/A	1.40%		34.00%
2018	28		6.32		202	0.92%	1.40%		-1.84%
2017	35		6.43		227	N/A	1.40%		33.27%

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

	At December 31					For the year ended December 31

					Net	Investment
	Units	Unit Fair Value			Assets	Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest		Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

MFS Variable Insurance Trust:
MFS Growth:
2021	11		$35.07		$393	0.00%	1.40%		21.83%
2020	12		28.79		345	0.00%	1.40%		30.04%
2019	13		22.14		277	N/A	1.40%		36.24%
2018	13		16.25		231	0.53%	1.40%		1.24%
2017	15		16.05		249	0.11%	1.40%		29.59%
MFS High Yield: *
2021	0		13.37		5	4.96%	1.40%		2.06%
2020	-		13.10		5	4.70%	1.40%		3.63%
2019	-		12.65		6	5.81%	1.40%		13.22%
2018	-		11.17		14	2.15%	1.40%		-4.42%
2017	2		11.69		23	7.55%	1.40%		5.22%
MFS Investors T rust:
2021	4		33.99		128	0.65%	1.40%		25.06%
2020	4		27.18		108	0.64%	1.40%		12.30%
2019	4		24.20		96	1.05%	1.40%		29.76%
2018	5		18.65		92	1.09%	1.40%		-6.80%
2017	5		20.01		100	0.71%	1.40%		21.65%
MFS Research:
2021	1		31.76		36	0.55%	1.40%		23.08%
2020	1		25.81		29	1.02%	1.40%		14.98%
2019	1		22.44		26	1.35%	1.40%		31.11%
2018	2		17.12		38	3.65%	1.40%		-5.70%
2017	2		18.15		43	1.24%	1.40%		21.67%
MFS T otal Return:
2021	9		29.26		252	1.82%	1.40%		12.54%
2020	9		26.00		236	2.08%	1.40%		8.30%
2019	10		24.01		235	2.39%	1.40%		18.72%
2018	10		20.22		243	2.63%	1.40%		-6.92%
2017	13		21.73		284	2.43%	1.40%		10.75%

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

	At December 31				For the year ended December 31

				Net	Investment
	Units	Unit Fair Value		Assets	Income	Expense Ratio (b)		Total Return (c)
	(000s)	Lowest	Highest	(000s)	Ratio (a)	Lowest	Highest	Lowest	Highest

MFS Variable Insurance Trust, continued:
MFS Value: *
2021	0	$32.89		$4	1.02%	1.40%		23.72%
2020	-	26.58		6	1.52%	1.40%		2.05%
2019	-	26.05		6	2.20%	1.40%		28.01%
2018	-	20.35		8	4.35%	1.40%		-11.34%
2017	1	22.95		12	1.07%	1.40%		16.03%
Wells Fargo Variable Trust:
Wells Fargo VT Discovery:
2021	6	37.68		226	0.00%	1.40%		-6.35%
2020	6	33.82		209	0.37%	1.40%		60.41%
2019	8	21.08		166	1.80%	1.40%		37.10%
2018	9	15.38		170	1.13%	1.40%		-8.35%
2017	12	16.78		195	N/A	1.40%		27.35%
Wells Fargo VT Index Asset Allocation: *
2021	0	28.62		2	0.58%	1.40%		14.40%
2020	-	25.02		2	0.97%	1.40%		14.98%
2019	1	21.76		24	1.14%	1.40%		18.50%
2018	1	18.36		25	1.05%	1.40%		-4.25%
2017	1	19.18		28	1.30%	1.40%		10.70%
Wells Fargo VT International Equity:
2021	3	15.02		46	1.38%	1.40%		5.91%
2020	3	14.18		44	2.47%	1.40%		3.44%
2019	3	13.71		35	10.72%	1.40%		13.91%
2018	3	12.04		43	9.99%	1.40%		-18.01%
2017	4	14.68		52	3.07%	1.40%		23.14%
Wells Fargo VT Opportunity:
2021	7	50.08		338	0.04%	1.40%		23.06%
2020	7	37.44		278	1.68%	1.40%		19.33%
2019	8	31.37		247	0.31%	1.40%		29.65%
2018	10	24.20		264	1.26%	1.40%		-8.44%
2017	11	26.43		297	1.80%	1.40%		18.78%

* Activity did not round to one thousand

Titanium Annuity Variable Account

Financial Statements

December 31, 2021

(7) Unit Values and Financial Highlights, continued

(a)	This ratio represents dividends recorded by the division from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b)	This ratio represents the annualized Contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of Contract owner units are excluded.

(c)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated in Footnote 1, Organization, or from the effective date through the end of the reporting period; total returns for periods of less than one year are not annualized. The presentation of an expense ratio, which would include Mortality and Expense Risk Charges as described in Footnote 5, has been excluded from this financial highlights table. Such expenses are assessed through a direct charge to Policy owners' accounts and are included in the Statement of Changes in Net Assets.

N/A - indicates “not applicable.”

Note: Totals may not appear to foot/crossfoot due to rounding

One figure was reported for Unit Fair Value, Expense Ratio, and Total Return for any Subaccount that had only one mortality and expense factor.

(8) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2021 and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.